ACQUISITION (Tables) - DCP Business	6 Months Ended
Jun. 30, 2016
Business Acquisition [Line Items]
Schedule of Aggregate Purchase Consideration
The following table summarizes the aggregate purchase price for the Acquired Business and related transactions, after the final post-closing adjustments:

October 5, 2015
(In millions, except per share data)
Shares	87.5
Value of common stock on October 2, 2015	17.46
Equity consideration by exchange of shares	$1,527.4
Cash and debt instruments received by TDCC	2,095.0
Payment for certain liabilities including the final working capital adjustment	69.5
Up-front payments under the ethylene agreements	433.5
Total cash, debt and equity consideration	$4,125.4
Long-term debt assumed	569.0
Pension liabilities assumed	442.3
Aggregate purchase price	$5,136.7

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following table summarizes the preliminary allocation of the purchase price to the Acquired Business’s assets and liabilities on the Closing Date:

	Initial Valuation	Measurement Period Adjustments	As of June 30, 2016
	($ in millions)
Total current assets	$921.7	$(38.9)	$882.8
Property, plant and equipment	3,090.8	(11.7)	3,079.1
Deferred tax assets	76.8	2.3	79.1
Intangible assets	582.3	30.3	612.6
Other assets	426.5	12.4	438.9
Total assets acquired	5,098.1	(5.6)	5,092.5
Total current liabilities	357.6	18.8	376.4
Long-term debt	517.9	—	517.9
Accrued pension liability	447.1	(4.8)	442.3
Deferred tax liabilities	1,054.9	6.8	1,061.7
Other liabilities	2.0	6.2	8.2
Total liabilities assumed	2,379.5	27.0	2,406.5
Net identifiable assets acquired	2,718.6	(32.6)	2,686.0
Goodwill	1,427.5	11.9	1,439.4
Fair value of net assets acquired	$4,146.1	$(20.7)	$4,125.4

Schedule of Finite-Lived Intangible Assets Acquired as Part of Business Combination
Based on preliminary valuations, purchase price was allocated to intangible assets as follows:

	October 5, 2015
	Weighted-Average Amortization Period	Gross Amount
		($ in millions)
Customers, customer contracts and relationships	15 Years	$520.5
Acquired technology	7 Years	85.1
Trade name	5 Years	7.0
Total acquired intangible assets		$612.6

Pro forma summary
The following pro forma summary reflects consolidated results of operation as if the Acquisition had occurred on January 1, 2014 (unaudited).

	Three Months Ended June 30,	Six Months Ended June 30,
	2015
	(In millions, except per share data)
Sales	$1,470.4	$2,909.4
Net income (loss)	9.6	(29.1)
Net income (loss) per common share:
Basic	$0.06	$(0.18)
Diluted	$0.06	$(0.18)